Steven G. Canner
212 836-8136
Fax 212 836-6636
scanner@kayescholer.com
425 Park Avenue
New York, New York 10022-3598
212 836-8000
Fax 212 836-8689
www.kayescholer.com

May 13, 2010
Mr. Jeffrey Riedler
Assistant Director
Division of Corporation Finance
U.S. Securities and Exchange Commission
Mail Stop 4720
100 F Street, N.E.
Washington, D.C. 20549
Re:	Columbia Laboratories, Inc. Preliminary Proxy Statement on Schedule 14A Amendment No. 2 Filed April 29, 2010 File No. 001-10352
Dear Mr. Riedler:
     This letter is submitted on behalf of our client, Columbia Laboratories, Inc. (the “Company”), in response to the comment of the staff (the “Staff”) of the Division of Corporation Finance of the U.S. Securities and Exchange Commission (the “SEC”) with respect to Amendment No. 2 to the Company’s Preliminary Proxy Statement on Schedule 14A (File No. 001-10352) (the “Proxy Statement”) presented orally on May 6, 2010. In response to the aforementioned Staff comment, Amendment No. 3 to the Proxy Statement (“Amendment No. 3”) is being filed concurrently herewith. All references to page numbers herein refer to pages in Amendment No. 3. Capitalized terms used but not defined herein have the meanings ascribed to them in Amendment No. 3.
     The comment presented by the Staff is set forth in italics below, immediately followed by the Company’s response. The information in the response was provided to us by the Company.
     The Staff does not believe that the Company is eligible to use Form S-3. Please confirm that when the Company mails the Proxy Statement to its stockholders, the Company will also send the reports previously incorporated by reference into the Proxy Statement.
     RESPONSE: The Company has revised the Proxy Statement to address the Staff’s comment. Please see pages 7, 20, 62, 76 and 147 of Amendment No. 3 as well as the Company’s Annual Report on Form 10-K/A for the fiscal year ended December 31, 2009 and the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2010, both of which will be mailed to the Company’s stockholders with the Proxy Statement and have been attached to the Proxy Statement as Annexes E and F, respectively. Note that the Company does not intend to mail to stockholders the Form 8-K’s that were previously incorporated by reference into the Proxy Statement, as the information reported therein that is required by Schedule 14A to be set forth in the Proxy Statement is disclosed in the Proxy Statement (or in
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Mr. Jeffrey Riedler	- 2 -	May 13, 2010
the Company’s Form 10-K/A for the fiscal year ended December 31, 2009 or Form 10-Q for the quarter ended March 31, 2010).
          In connection with the Staff’s comments, the Company has requested us to inform you that it acknowledges the following:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement (and the amendments thereto);

•	Staff comments or changes to disclosure in response to Staff comments in the filings do not foreclose the SEC from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
     Thank you for your assistance in this matter. Please call upon the undersigned at (212) 836 - 8136 if we can be of further assistance. We thank you in advance for your customary courtesy.
Sincerely,
/s/ Steven G. Canner
Steven G. Canner

cc:	Mr. Mike Rosenthall Ms. Lisa Vanjoske Mr. James Rosenberg Mr. Frank C. Condella, Jr. Mr. Larry Gyenes Mr. Michael McGrane, Esq.